Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Preferred Stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares issued (in shares)	59,919,025	18,341,294
Common stock, shares outstanding (in shares)	59,919,025	18,341,294